Lease	12 Months Ended
Dec. 31, 2023
Lease
Lease

12. Lease

As a lessee:

Operating lease assets primarily represents various facilities under non-cancelable operating leases expiring within one to ten years. Lease costs are included in either selling or general and administrative expenses depending on the use of the underlying asset. Operating lease expenses, including the short-term lease cost which was immaterial, were RMB102,321, RMB98,943 and RMB85,745 for the years ended December 31, 2021, 2022 and 2023, respectively. Cash payments against operating lease liabilities were RMB93,610 and RMB93,525 for the years ended December 31, 2022 and 2023, respectively.

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Operating leases:
Operating lease right-of-use assets	168,192	139,019	19,580

Current portion of lease liabilities	84,358	61,826	8,708
Non-current portion of lease liabilities	83,171	76,533	10,779
Total operating lease liabilities	167,529	138,359	19,487

Weighted average remaining lease term (years)	2.32	2.70
Weighted average discount rate	4.55%	4.73%

The maturities of operating lease liabilities for the next five years and thereafter as of December 31, 2022 and 2023, are as follows:

	As of December 31,
	(Amount in Thousands)
	2022	2023	2023
	RMB	RMB	US$
Within 1 year	88,780	68,308	9,619
Between 1 and 2 years	65,378	43,221	6,088
Between 2 and 3 years	18,153	25,312	3,565
Between 3 and 4 years	3,845	13,334	1,878
Between 4 and 5 years	817	—	—
Total lease payment	176,973	150,175	21,150
Less imputed interest	(9,444)	(11,816)	(1,663)
Total	167,529	138,359	19,487